Employee Benefits - Plan Asset Fair Value Measurements (Details) - Level 1 - ICON Development Solutions Limited pension plan - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 26,050	$ 36,198
Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	22,887	0
Diversified Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3,163	0
Equities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	8,782
Corporate Bonds (including 50% high yield bonds)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	13,434
Secured Loans and Multi Asset Credit
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 0	$ 13,982